Earnings per share/ADS (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Millions, shares in Millions, $ in Millions		12 Months Ended
	Jul. 30, 2019	Mar. 31, 2022 CNY (¥) ¥ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 CNY (¥) ¥ / shares shares	Mar. 31, 2020 CNY (¥) ¥ / shares shares	Jul. 29, 2019
Earnings per share/ADS
Ratio of share subdivision	8
ADS ratio	8	8	8	8	8	1
Numerator:
Net income attributable to ordinary shareholders for computing net income per ordinary share - basic		¥ 61,959	$ 9,774	¥ 150,308	¥ 149,263
Dilution effect arising from share-based awards issued by subsidiaries and equity method investees | ¥		(37)		(55)	(48)
Net income attributable to ordinary shareholders for computing net income per ordinary share - diluted | ¥		¥ 61,922		¥ 150,253	¥ 149,215
Shares (denominator):
Weighted average number of shares used in calculating net income per ordinary share - basic (million shares)		21,558	21,558	21,619	21,017
Adjustments for dilutive RSUs and share options (million shares)		229	229	363	329
Weighted average number of shares used in calculating net income per ordinary share - diluted (million shares)		21,787	21,787	21,982	21,346
Net income per ordinary share - basic (RMB) | (per share)		¥ 2.87	$ 0.45	¥ 6.95	¥ 7.10
Net income per ordinary share - diluted (RMB) | (per share)		2.84	0.45	6.84	6.99
Earnings per ADS
Net income per ADS - basic (RMB) | (per share)		22.99	3.63	55.63	56.82
Net income per ADS - diluted (RMB) | (per share)		¥ 22.74	$ 3.59	¥ 54.70	¥ 55.93